Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	12 Months Ended
	May 11, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Derivative	Dec. 31, 2014 USD ($) Derivative	Dec. 31, 2013 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Natural gas property, acquisition cost incurred			$ 0
Non-cash impairment charges			43,188,000
Carrying value of capitalized software			12,800,000	$ 11,700,000
Capitalized software, net of accumulated amortization			1,800,000	400,000
Interest cost capitalized			30,600,000	14,100,000	$ 4,000,000
Goodwill			1,600,000	1,600,000
Impairments of goodwill			0	$ 0	0
Insurance coverage of general liability and auto liability risks			100,000,000
Insurance policy covering pollution liability			$ 50,000,000
Tax benefit recognized			Greater than 50%
Number of derivatives held with fair value eligible for offset | Derivative			0	0
Debt issuance costs			$ 6,400,000
Chemical [Member]
Summary Of Significant Accounting Policies [Line Items]
Non-cash impairment charges			43,200,000
Chemical [Member] | Pryor Facility [Member]
Summary Of Significant Accounting Policies [Line Items]
Non-cash impairment charges			3,500,000
Marcellus Shale Region [Member] | Chemical [Member]
Summary Of Significant Accounting Policies [Line Items]
Non-cash impairment charges		$ 39,700,000	39,700,000
Fair value of natural gas properties		$ 22,500,000	22,500,000
Natural Gas Development Costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Natural gas, development cost incurred			$ 6,200,000
Capitalized Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the software			8 years
Interest cost capitalized			$ 300,000	$ 500,000	$ 100,000
Amortization expense			1,000,000	$ 300,000
Estimated amortization related to capitalized software, 2016			1,600,000
Estimated amortization related to capitalized software, 2017			1,600,000
Estimated amortization related to capitalized software, 2018			1,600,000
Estimated amortization related to capitalized software, 2019			1,600,000
Estimated amortization related to capitalized software, 2020			$ 1,600,000
Short-Term Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Original maturity period			26 weeks
Subsequent Event [Member] | Climate Control Group [Member]
Summary Of Significant Accounting Policies [Line Items]
Outstanding shares of stock to be sold under Stock Purchase Agreement	$ 364,000,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership interest in equity method investment			20.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership interest in equity method investment			50.00%